As filed with the Securities and Exchange Commission on May 24, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09019

DOW TARGET VARIABLE FUND LLC
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

Marc L. Collins, Secretary
Dow Target Variable Fund LLC
P.O. Box 237
Cincinnati, Ohio 45201
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

The DowSM Target Variable Fund LLC
DowSM Target 10 - First Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.1%	Shares	Value
Automobiles - 10.6%
General Motors Corp.	12,382	$263,365

Chemicals - 9.3%
E.I. Du Pont de Nemours & Co.	5,472	230,973

Diversified Financial Services - 19.2%
Citigroup, Inc.	4,845	228,829
JPMorgan Chase & Co.	5,907	245,968
		474,797
Diversified Telecommunication Services - 21.1%
AT&T Inc.	9,559	258,475
Verizon Communications, Inc.	7,774	264,782
		523,257
Industrial Conglomerates - 9.4%
General Electric Co.	6,686	232,539

Pharmaceuticals - 20.5%
Merck & Co., Inc.	7,278	256,404
Pfizer, Inc.	10,038	250,147
		506,551
Tobacco - 9.0%
Altria Group, Inc.	3,133	222,005

Total Common Stocks (Cost $2,490,308)		$2,453,487

	Face	Fair
Repurchase Agreements - 1.1%	Amount	Value
US Bank 3.750% 4/03/06	$28,000	$28,000
Repurchase price: $28,009
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $13,699
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $14,861
Total Repurchase Agreements (Cost $28,000)		$28,000

Total Investments - 100.2% (Cost $2,518,308) (a)		$2,481,487
Liabilities in Excess of Other Assets - (0.2)%		(3,892)
Total Net Assets - 100.0%		$2,477,595

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Second Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.7%	Shares	Value
Automobiles - 7.2%
General Motors Corp.	10,176	$216,443

Beverages - 9.9%
The Coca-Cola Co.	7,156	299,622

Chemicals - 8.2%
E.I. Du Pont de Nemours & Co.	5,872	247,857

Diversified Financial Services - 22.3%
Citigroup, Inc.	6,684	315,685
JPMorgan Chase & Co.	8,590	357,688
		673,373
Diversified Telecommunication Services - 21.0%
AT&T Inc.	12,665	342,462
Verizon Communications, Inc.	8,474	288,624
		631,086
Pharmaceuticals - 20.3%
Merck & Co., Inc.	9,256	326,089
Pfizer, Inc.	11,422	284,636
		610,725
Tobacco - 10.8%
Altria Group, Inc.	4,595	325,602

Total Common Stocks (Cost $3,085,927)		$3,004,708

	Face	Fair
Repurchase Agreements - 0.2%	Amount	Value
U.S. Bank 3.750% 4/03/06	$5,000	$5,000
Repurchase price: $5,002
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $2,446
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $2,654
Total Repurchase Agreements (Cost $5,000)		$5,000

Total Investments - 99.9% (Cost $3,090,927) (a)		$3,009,708
Other Assets in Excess of Liabilities - 0.1%		1,891
Total Net Assets - 100.0%		$3,011,599

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Third Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.6%	Shares	Value
Automobiles - 6.2%
General Motors Corp.	8,262	$175,733

Beverages - 9.9%
The Coca-Cola Co.	6,728	281,701

Chemicals - 9.7%
E.I. Du Pont de Nemours & Co.	6,533	275,758

Diversified Financial Services - 21.8%
Citigroup, Inc.	6,075	286,922
JPMorgan Chase & Co.	7,952	331,121
		618,043
Diversified Telecommunication Services - 21.0%
AT&T Inc.	11,827	319,802
Verizon Communications, Inc.	8,131	276,942
		596,744
Pharmaceuticals - 20.2%
Merck & Co., Inc.	9,118	321,227
Pfizer, Inc.	10,187	253,860
		575,087
Tobacco - 10.8%
Altria Group, Inc.	4,344	307,816

Total Common Stocks (Cost 2,825,334)		$2,830,882

	Face	Fair
Repurchase Agreements - 0.4%	Amount	Value
U.S. Bank 3.750% 4/03/06	$10,000	$10,000
Repurchase price: $10,003
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $4,892
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $5,308
Total Repurchase Agreements (Cost $10,000)		$10,000

Total Investments - 100.0% (Cost $2,835,334) (a)		$2,840,882
Other Assets in Excess of Liabilities- 0.0%		1,234
Total Net Assets - 100.0%		$2,842,116

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 10 - Fourth Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.5%	Shares	Value
Automobiles - 6.6%
General Motors Corp.	6,124	$130,258

Chemicals - 10.2%
E.I. Du Pont de Nemours & Co.	4,786	202,017

Diversified Financial Services - 21.5%
Citigroup, Inc.	4,120	194,588
JPMorgan Chase & Co.	5,525	230,061
		424,649
Diversified Telecommunication Services - 20.6%
AT&T, Inc.	7,822	211,507
Verizon Communications, Inc.	5,736	195,368
		406,875
Industrial Conglomerates - 9.8%
General Electric Co.	5,568	193,655

Pharmaceuticals - 21.7%
Merck & Co., Inc.	6,889	242,699
Pfizer, Inc.	7,508	187,099
		429,798
Tobacco - 9.1%
Altria Group, Inc.	2,543	180,197

Total Common Stocks (Cost $1,950,908)		$1,967,449

	Face	Fair
Repurchase Agreements - 0.4%	Amount	Value
U.S. Bank 3.750% 4/03/06	$8,000	$8,000
Repurchase price: $8,003
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $3,914
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $4,246
Total Repurchase Agreements (Cost $8,000)		$8,000

Total Investments - 99.9% (Cost $1,958,908) (a)		$1,975,449
Other Assets in Excess of Liabilities - 0.1%		1,297
Total Net Assets - 100.0%		$1,976,746

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - First Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.4%	Shares	Value
Automobiles - 20.2%
General Motors Corp.	14,469	$307,755

Diversified Telecommunication Services - 40.2%
AT&T Inc.	11,171	302,064
Verizon Communications, Inc.	9,087	309,503
		611,567
Pharmaceuticals - 39.0%
Merck & Co., Inc.	8,503	299,561
Pfizer, Inc.	11,730	292,312
		591,873

Total Common Stocks (Cost $1,430,734)		$1,511,195

	Face	Fair
Repurchase Agreements - 0.7%	Amount	Value
U.S. Bank 3.750% 4/03/06	$11,000	$11,000
Repurchase price: $11,003
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $5,382
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $5,838
Total Repurchase Agreements (Cost $11,000)		$11,000

Total Investments - 100.1% (Cost $1,441,734) (a)		$1,522,195
Liabilities in Excess of Other Assets - (0.1)%		(1,151)
Total Net Assets - 100.0%		$1,521,044

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Second Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.3%	Shares	Value
Automobiles - 14.1%
General Motors Corp.	7,054	$150,039

Diversified Financial Services - 23.3%
JPMorgan Chase & Co.	5,956	248,008

Diversified Telecommunication Services - 22.2%
AT&T Inc.	8,781	237,438

Pharmaceuticals - 39.7%
Merck & Co., Inc.	6,415	226,000
Pfizer, Inc.	7,918	197,317
		423,317

Total Common Stocks (Cost $1,067,138)		$1,058,802

Total Investments - 99.3% (Cost $1,067,138) (a)		$1,058,802
Other Assets in Excess of Liabilities - 0.7%		7,693
Total Net Assets - 100.0%		$1,066,495

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Third Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.1%	Shares	Value
Automobiles - 12.9%
General Motors Corp.	5,303	$112,795

Diversified Telecommunication Services - 43.9%
AT&T Inc.	7,595	205,369
Verizon Communications, Inc.	5,220	177,793
		383,162
Pharmaceuticals - 42.3%
Merck & Co., Inc.	5,855	206,271
Pfizer, Inc.	6,540	162,977
		369,248

Total Common Stocks (Cost $908,665)		$865,205

	Face	Fair
Repurchase Agreements - 0.1%	Amount	Value
U.S. Bank 3.750% 4/03/06	$1,000	$1,000
Repurchase price: $1,000
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $489
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $531
Total Repurchase Agreements (Cost $1,000)		$1,000

Total Investments - 99.2% (Cost $909,665) (a)		$866,205
Other Assets in Excess of Liabilities - 0.8%		7,039
Total Net Assets - 100.0%		$873,244

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSM Target Variable Fund LLC
DowSM Target 5 - Fourth Quarter Portfolio
March 31, 2006 (Unaudited)

		Fair
Common Stocks - 99.2%	Shares	Value
Automobiles - 13.4%
General Motors Corp.	6,573	$139,808

Diversified Telecommunication Services - 41.7%
AT&T Inc.	8,390	226,866
Verizon Communications, Inc.	6,152	209,537
		436,403
Pharmaceuticals - 44.1%
Merck & Co., Inc.	7,392	260,420
Pfizer, Inc.	8,055	200,730
		461,150

Total Common Stocks (Cost $1,041,471)		$1,037,361

Total Investments - 99.2% (Cost $1,041,471) (a)		$1,037,361
Other Assets in Excess of Liabilities - 0.8%		8,272
Total Net Assets - 100.0%		$1,045,633

(a) Represents cost for financial reporting purposes and federal income tax purposes.

The DowSMTarget Variable Fund LLC
Notes to Schedule of Investments

March 31, 2006 (Unaudited)

(1)     Organization

The Dow Target Variable Fund LLC (the “Fund”) is an open-end management investment company.  Its “Dow Target 10” Portfolios are four non-diversified Portfolios of common stock of the ten companies in the Dow Jones Industrial AverageSM  (the “Dow”) having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolio’s annual term.  This is often called “the Dow 10” strategy.  These ten companies are popularly known as the “Dogs of the Dow.”  The “Dow Target 5” Portfolios are four non-diversified portfolios of common stock of the five Dow 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios’ annual term.

The Fund’s objective is to provide above-average total returns through both capital appreciation and dividend income.  The Fund may or may not achieve that objective.  The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index.  The prices of Portfolio membership interests are not intended to track movements of the Dow.  The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. (publishers of The Wall Street Journal) as representing American industry and the broader domestic stock market.

The Fund is a limited liability company created under Ohio law.  The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company (“ONLIC”).  Portfolio membership interests are not offered directly to the public.  Portfolio membership interests are purchased by ONLIC’s separate accounts as an investment option for their variable annuity contracts.

(2)     Significant Accounting Policies

Portfolio membership interests are sold to ONLIC’s variable annuity separate accounts without a sales charge.  They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order.  The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio.  The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded.  This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading.  The net asset value of each Portfolio is computed by dividing the value of that Portfolio’s securities plus any cash or other assets, less the Portfolio’s liabilities, by the number of Portfolio interests outstanding.

Dividends and Distributions to Shareholders

As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements.  As such, no distributions were declared or paid during the period ended March 31, 2006.

In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned.  Net realized gain or loss on investments is determined using the specific identification method.

Repurchase Agreements

Each Portfolio routinely acquires repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Federal Income Taxes

The Fund is a single-member limited liability company that is taxed as a division of the separate accounts of ONLIC.  Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC.  Accordingly, the Portfolios have made no provision for Federal income taxes.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

(3)     Unrealized Appreciation (Depreciation) on Investments

The gross unrealized appreciation and depreciation on investments in each Portfolio as of March 31, 2006 were as follows:

	Dow Target 10 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$172,417	$214,040	$232,202	$151,268
Depreciation	(209,238)	(295,259)	(226,654)	(134,727)
Net unrealized:
Appreciation (depreciation)	($36,821)	($81,219)	$5,548	$16,541

	Dow Target 5 Portfolios

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Gross unrealized:
Appreciation	$114,137	$76,824	$48,106	$87,047
Depreciation	(33,676)	(85,160)	(91,566)	(91,157)
Net unrealized:
Appreciation (depreciation)	$80,461	($8,336)	($43,460)	($4,110)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dow Target Variable Fund LLC

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date:  ___May 23, 2006__

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Manager

Date: ___May 23, 2006__

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date: ____May 23, 2006__